Average Annual Total Returns		12 Months Ended	42 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	2.01%
FT Vest International Equity Moderate Buffer ETF - June
Prospectus [Line Items]
Average Annual Return, Percent		1.46%	2.25%
Performance Inception Date	Jun. 18, 2021
FT Vest International Equity Moderate Buffer ETF - June | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.46%	2.25%
FT Vest International Equity Moderate Buffer ETF - June | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.86%	1.72%